LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES
Schedule of changes in lease liabilities

Changes in lease liabilities are as follows:

	2021	2020
Balance at beginning of year	$203.2	$170.5
Lease obligations financing right-of-use assets	51.8	77.4
Repayments	(44.0)	(44.6)
Other	(0.9)	(0.1)
	210.1	203.2
Less current portion	(39.2)	(37.2)
	$170.9	$166.0

Schedule of repayments of lease liabilities	Repayments of lease liabilities over the coming years are as follows:

2022	$39.2
2023	36.6
2024	31.1
2025	22.3
2026	16.1
2027 and thereafter	64.8